Account and Financing Receivables, Net (Movement of Allowance for Doubtful Accounts and Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNT AND FINANCING RECEIVABLES, NET
Beginning balance	$ 384	$ 0	$ 0
Additional provision	9,119	378	0
Written off	(1,908)	0	0
Foreign currency translation adjustment	(84)	6	0
Ending balance	$ 7,511	$ 384	$ 0